Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Jan. 15, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Rent expense		$ 12,562	$ 414
Monthly rent per month	$ 1,143
Minimum annual lease payments		$ 13,704
Lease expires date		Jan. 31, 2019